Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000014848_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%
C000014848_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.44%
C000014848_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.43%
C000205052_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%
C000205052_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.44%
C000205052_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.76%
C000014915_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%
C000014915_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.44%
C000014915_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.43%
C000014916_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%
C000014916_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.44%
C000014916_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.43%
C000014914_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%
C000014914_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.44%
C000014914_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.43%
C000014912_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%
C000014912_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.44%
C000014912_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.43%
C000014849_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%
C000014849_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.44%
C000014849_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.43%
C000014848_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%
C000014848_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.72%
C000014848_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.43%
C000014848_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%
C000014848_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.48%
C000014848_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.40%
C000205052_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000205052_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.75%
C000205052_NoLoadClassMember_2025-03-01_2026-02-28Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000205052_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%
C000205052_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.48%
C000205052_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.72%
C000014915_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%
C000014915_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.65%
C000014915_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.73%
C000014915_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%
C000014915_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.48%
C000014915_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.15%
C000014915_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%
C000014915_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.48%
C000014915_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.40%
C000014916_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%
C000014916_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.63%
C000014916_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.34%
C000014916_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%
C000014916_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.48%
C000014916_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.40%
C000014914_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.56%
C000014914_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.65%
C000014914_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.48%
C000014914_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.56%
C000014914_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.65%
C000014914_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.48%
C000014914_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%
C000014914_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.48%
C000014914_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.40%
C000014912_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.11%
C000014912_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.56%
C000014912_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.67%
C000014912_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.32%
C000014912_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.39%
C000014912_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.09%
C000014912_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%
C000014912_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.48%
C000014912_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.40%
C000014849_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.81%
C000014849_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.44%
C000014849_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.57%
C000014849_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000014849_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.60%
C000014849_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.67%